Submission	Feb. 19, 2025
Submission [Line Items]
Central Index Key	0001782170
Registrant Name	REMITLY GLOBAL, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES